Other Assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets [Abstract]
Schedule of Other Assets
	June 30,	December 31,
(in thousands)	2026	2025

Restricted cash	$400	$366
Long term deposit	7	8
Long-term prepaid expenses	910	-
Right-of-Use assets, net	589	577
	$1,906	$951